Equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in equity [abstract]
Shares outstanding at the biginning of the period	329,608,000	329,608,000
Tresury shares	12,044,000	8,408,000
Long-Term Incentive Plan	3,200,000	1,288,000
Repurchase of common shares	15,244,000	9,696,000
Shares outstanding at the end of the period	329,608,000	329,608,000